4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investments, Fair Value Disclosure	$ 132,847,073	$ 106,061,584
Corporate Debt Securities
Investments, Fair Value Disclosure	418,987	433,034
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	132,428,086	105,628,550
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	418,987	433,034
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	418,987	433,034
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	132,428,086	105,628,550
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	$ 132,428,086	$ 105,628,550